Inventories Net (Tables)	12 Months Ended
Dec. 31, 2011
Inventories, Net [Abstract]
Inventories, net of reserve

	December 31, 2011	December 31, 2010
Raw materials	105	80
Work-in-process	1,002	976
Finished products	424	441
Total	1,531	1,497